Stock Plans - Weighted Average Assumptions Used to Estimate Fair Value of Option Award on Grand Date (Detail)	12 Months Ended
	Dec. 31, 2022	Jan. 01, 2022	Jan. 02, 2021
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Dividend yield	0.00%	0.00%	0.00%
Volatility		56.70%
Volatility, minimum	57.00%		56.50%
Volatility, maximum	57.10%		56.70%
Risk-free interest rate		1.13%
Risk-free interest rate, minimum	2.36%		0.45%
Risk-free interest rate, maximum	2.86%		0.52%
Expected term (years)		6 years 6 months
Minimum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Expected term (years)	6 years		5 years 10 months 24 days
Maximum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Expected term (years)	7 years		6 years 6 months